JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	36	17,028
Raytheon Technologies Corp.	563	46,104
Textron, Inc.	344	20,001
		83,133
Air Freight & Logistics — 1.2%
FedEx Corp.	101	15,076
United Parcel Service, Inc., Class B	381	61,494
		76,570
Airlines — 0.1%
Southwest Airlines Co. *	152	4,691
Auto Components — 0.1%
Magna International, Inc. (Canada)	186	8,809
Automobiles — 2.5%
General Motors Co.	226	7,263
Rivian Automotive, Inc., Class A *	62	2,046
Tesla, Inc. *	563	149,165
		158,474
Banks — 3.9%
Bank of America Corp.	1,976	59,686
Citigroup, Inc.	314	13,102
Fifth Third Bancorp	798	25,510
SVB Financial Group *	21	6,982
Truist Financial Corp.	492	21,431
US Bancorp	1,234	49,742
Wells Fargo & Co.	1,749	70,323
		246,776
Beverages — 2.1%
Coca-Cola Co. (The)	1,391	77,913
Constellation Brands, Inc., Class A	111	25,545
PepsiCo, Inc.	172	28,081
		131,539
Biotechnology — 3.0%
AbbVie, Inc.	637	85,522
Biogen, Inc. *	73	19,360
BioMarin Pharmaceutical, Inc. *	49	4,154
Neurocrine Biosciences, Inc. *	50	5,321
Regeneron Pharmaceuticals, Inc. *	60	41,346
Vertex Pharmaceuticals, Inc. *	125	36,299
		192,002
Building Products — 0.9%
Masco Corp.	334	15,592
Trane Technologies plc	272	39,449
		55,041

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.4%
Ameriprise Financial, Inc.	44	11,161
CME Group, Inc.	51	8,981
Intercontinental Exchange, Inc.	321	28,988
Morgan Stanley	369	29,151
Raymond James Financial, Inc.	129	12,698
S&P Global, Inc.	102	31,134
State Street Corp.	182	11,093
T. Rowe Price Group, Inc.	217	22,802
		156,008
Chemicals — 1.8%
Air Products and Chemicals, Inc.	47	11,056
Celanese Corp.	47	4,258
DuPont de Nemours, Inc.	238	11,971
Eastman Chemical Co.	249	17,667
Linde plc (United Kingdom)	177	47,697
PPG Industries, Inc.	222	24,562
		117,211
Commercial Services & Supplies — 0.1%
Cintas Corp.	21	8,311
Communications Equipment — 0.2%
Motorola Solutions, Inc.	52	11,743
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	38	12,175
Consumer Finance — 0.9%
American Express Co.	409	55,205
Capital One Financial Corp.	60	5,515
		60,720
Containers & Packaging — 0.1%
Avery Dennison Corp.	51	8,249
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B *	347	92,714
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	194	7,364
Electric Utilities — 1.9%
Evergy, Inc.	137	8,114
Exelon Corp.	1,125	42,124
FirstEnergy Corp.	490	18,134
NextEra Energy, Inc.	658	51,626
		119,998
Electrical Equipment — 0.6%
Eaton Corp. plc	298	39,781
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	187	5,427

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 0.1%
Baker Hughes Co.	242	5,076
Entertainment — 0.7%
Netflix, Inc. *	128	30,199
Walt Disney Co. (The) *	123	11,607
		41,806
Equity Real Estate Investment Trusts (REITs) — 2.7%
Camden Property Trust	185	22,086
Duke Realty Corp.	113	5,456
Equinix, Inc.	32	18,034
Equity LifeStyle Properties, Inc.	195	12,248
Host Hotels & Resorts, Inc.	590	9,368
Kimco Realty Corp.	375	6,915
Prologis, Inc.	380	38,580
SBA Communications Corp.	58	16,538
Sun Communities, Inc.	113	15,276
UDR, Inc.	89	3,729
Ventas, Inc.	535	21,494
		169,724
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	120	56,720
Food Products — 0.5%
Hershey Co. (The)	41	9,039
Mondelez International, Inc., Class A	387	21,246
		30,285
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	337	32,612
Baxter International, Inc.	460	24,786
Boston Scientific Corp. *	722	27,969
Dexcom, Inc. *	35	2,820
Intuitive Surgical, Inc. *	151	28,276
Medtronic plc	301	24,254
Zimmer Biomet Holdings, Inc.	145	15,195
		155,912
Health Care Providers & Services — 3.7%
Centene Corp. *	508	39,542
Elevance Health, Inc.	88	39,746
Humana, Inc.	26	12,809
McKesson Corp.	52	17,707
UnitedHealth Group, Inc.	247	124,547
		234,351
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc. *	18	29,522
Chipotle Mexican Grill, Inc. *	22	33,061
Expedia Group, Inc. *	122	11,458

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc., Class A	141	19,704
McDonald's Corp.	213	49,101
Royal Caribbean Cruises Ltd. *	45	1,711
Yum! Brands, Inc.	95	10,145
		154,702
Household Durables — 0.5%
Lennar Corp., Class A	338	25,222
PulteGroup, Inc.	51	1,923
Toll Brothers, Inc.	163	6,821
		33,966
Household Products — 1.7%
Colgate-Palmolive Co.	359	25,206
Kimberly-Clark Corp.	185	20,805
Procter & Gamble Co. (The)	505	63,802
		109,813
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	336	56,024
Insurance — 2.0%
Aon plc, Class A	76	20,465
Globe Life, Inc.	32	3,153
Progressive Corp. (The)	414	48,176
Prudential Financial, Inc.	80	6,861
Travelers Cos., Inc. (The)	319	48,848
		127,503
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A *	1,590	152,106
Alphabet, Inc., Class C *	1,167	112,163
Meta Platforms, Inc., Class A *	559	75,807
ZoomInfo Technologies, Inc., Class A *	172	7,166
		347,242
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. *	2,044	230,936
IT Services — 4.1%
Accenture plc, Class A	236	60,728
Affirm Holdings, Inc. *	171	3,208
FleetCor Technologies, Inc. *	129	22,810
Mastercard, Inc., Class A	295	83,880
Visa, Inc., Class A	525	93,267
		263,893
Life Sciences Tools & Services — 1.8%
Danaher Corp.	157	40,629
Thermo Fisher Scientific, Inc.	151	76,272
		116,901

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Deere & Co.	163	54,419
Dover Corp.	114	13,255
Ingersoll Rand, Inc.	84	3,649
Otis Worldwide Corp.	340	21,686
Parker-Hannifin Corp.	121	29,216
		122,225
Media — 1.2%
Charter Communications, Inc., Class A *	93	28,210
Comcast Corp., Class A	1,407	41,256
Fox Corp., Class A	69	2,123
Interpublic Group of Cos., Inc. (The)	84	2,143
		73,732
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	255	6,967
Nucor Corp.	79	8,431
		15,398
Multiline Retail — 0.3%
Target Corp.	121	18,000
Multi-Utilities — 1.2%
Ameren Corp.	254	20,452
CenterPoint Energy, Inc.	710	20,013
Sempra Energy	228	34,171
		74,636
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	76	10,945
ConocoPhillips	716	73,241
Coterra Energy, Inc.	490	12,796
Diamondback Energy, Inc.	308	37,142
EOG Resources, Inc.	338	37,704
Exxon Mobil Corp.	1,004	87,686
Phillips 66	201	16,248
Pioneer Natural Resources Co.	56	12,132
		287,894
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	983	69,907
Eli Lilly & Co.	222	71,868
Johnson & Johnson	387	63,171
Merck & Co., Inc.	474	40,785
Pfizer, Inc.	474	20,745
		266,476

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	76	7,070
Leidos Holdings, Inc.	226	19,751
		26,821
Road & Rail — 1.0%
Norfolk Southern Corp.	168	35,188
Uber Technologies, Inc. *	223	5,902
Union Pacific Corp.	112	21,822
		62,912
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. *	561	35,527
Analog Devices, Inc.	359	50,100
Applied Materials, Inc.	78	6,395
Lam Research Corp.	127	46,582
Microchip Technology, Inc.	271	16,561
Micron Technology, Inc.	174	8,701
NVIDIA Corp.	472	57,305
NXP Semiconductors NV (China)	305	44,956
QUALCOMM, Inc.	136	15,349
Teradyne, Inc.	110	8,236
Texas Instruments, Inc.	437	67,604
		357,316
Software — 8.6%
Adobe, Inc. *	106	29,254
Fortinet, Inc. *	146	7,186
Intuit, Inc.	116	45,027
Microsoft Corp.	1,820	423,718
Oracle Corp.	235	14,356
Salesforce, Inc. *	107	15,324
Workday, Inc., Class A *	83	12,630
		547,495
Specialty Retail — 3.1%
AutoNation, Inc. *	92	9,403
AutoZone, Inc. *	8	16,818
Best Buy Co., Inc.	313	19,802
Burlington Stores, Inc. *	36	4,073
Home Depot, Inc. (The)	115	31,756
Lowe's Cos., Inc.	362	67,936
O'Reilly Automotive, Inc. *	45	31,707
TJX Cos., Inc. (The)	281	17,475
		198,970
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	3,199	442,120
Seagate Technology Holdings plc	405	21,559
		463,679

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	343	28,514
Tobacco — 0.8%
Altria Group, Inc.	578	23,341
Philip Morris International, Inc.	324	26,886
		50,227
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	250	33,550
Total Common Stocks (Cost $5,303,398)		6,359,435
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $42,610)	42,604	42,621
Total Investments — 100.1% (Cost $5,346,008)		6,402,056
Liabilities in Excess of Other Assets — (0.1)%		(6,469)
NET ASSETS — 100.0%		6,395,587

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	148	12/16/2022	USD	26,673	(2,297)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,402,056	$—	$—	$6,402,056
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,297)	$—	$—	$(2,297)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$117,994	$218,904	$294,272	$(11)	$6	$42,621	42,604	$368	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.